UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Securian AM Real Asset Income Fund

(Institutional Class: VSDIX)

Securian AM Balanced Stabilization Fund

(Institutional Class: VVMIX)

Securian AM Equity Stabilization Fund

(Institutional Class: VMEIX)

SEMI-ANNUAL REPORT

FEBRUARY 28, 2022

Securian AM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	29
Expense Examples	45

This report and the financial statements contained herein are provided for the general information of the shareholders of the Securian AM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 0.6%
35,122	BlackRock Floating Rate Income Strategies Fund, Inc.	$462,557
	TOTAL CLOSED-END FUNDS
	(Cost $444,624)	462,557
	COMMON STOCKS — 70.4%
	OTHER COMMON STOCKS — 19.3%
	COMMUNICATIONS — 0.4%
5,800	Verizon Communications, Inc.	311,286
	ENERGY — 5.4%
13,100	Baker Hughes Co.	384,878
31,500	DCP Midstream LP	1,042,020
17,000	Enbridge, Inc.[1]	734,060
25,473	Kinder Morgan, Inc.	443,230
30,000	NuStar Energy LP	478,800
5,200	Targa Resources Corp.	339,924
28,600	Williams Cos., Inc.	894,608
		4,317,520
	UTILITIES — 13.5%
34,700	AES Corp.	736,681
12,510	American Electric Power Co., Inc.	1,134,032
8,202	Brookfield Infrastructure Corp. - Class A1	577,749
2,500	Brookfield Infrastructure Partners LP1	148,275
16,512	Brookfield Renewable Corp. - Class A1	617,053
23,100	CenterPoint Energy, Inc.	631,785
28,000	Clearway Energy, Inc. - Class A	856,520
1,200	CMS Energy Corp.	76,812
13,870	Dominion Energy, Inc.	1,103,081
1,947	DTE Energy Co.	236,736
4,700	Duke Energy Corp.	471,927
3,800	Entergy Corp.	399,798
4,200	FirstEnergy Corp.	175,770
12,900	NextEra Energy, Inc.	1,009,683
9,100	NRG Energy, Inc.	344,344
7,300	Sempra Energy	1,052,806
11,400	Southern Co.	738,378
15,100	Vistra Corp.	344,582
2,400	Xcel Energy, Inc.	161,592
		10,817,604
	TOTAL OTHER COMMON STOCKS
	(Cost $12,337,072)	15,446,410
	REIT COMMON STOCKS — 51.1%
	FINANCIAL — 51.1%
12,912	Agree Realty Corp.	828,305

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REIT COMMON STOCKS (Continued)
	FINANCIAL (Continued)
2,100	Alexandria Real Estate Equities, Inc.	$397,740
9,000	American Campus Communities, Inc.	484,290
700	American Tower Corp.	158,809
5,000	Americold Realty Trust	133,600
8,800	Apartment Income REIT Corp.	454,168
4,200	AvalonBay Communities, Inc.	1,002,078
21,947	Blackstone Mortgage Trust, Inc. - Class A	697,476
3,900	Boston Properties, Inc.	477,009
15,699	Broadstone Net Lease, Inc.	340,040
4,478	Camden Property Trust	739,363
25,260	CareTrust REIT, Inc.	442,050
10,900	Chatham Lodging Trust	149,875
8,760	Community Healthcare Trust, Inc.	365,292
20,210	Corporate Office Properties Trust	529,704
10,100	Cousins Properties, Inc.	390,163
7,200	Crown Castle International Corp.	1,199,448
12,300	CubeSmart	592,983
4,100	DiamondRock Hospitality Co.	39,155
10,112	Digital Realty Trust, Inc.	1,364,311
16,700	Easterly Government Properties, Inc.	347,694
875	Equinix, Inc.	621,014
29,600	Essential Properties Realty Trust, Inc.	748,288
4,400	Essex Property Trust, Inc.	1,395,548
4,443	Extra Space Storage, Inc.	835,950
5,700	Gaming and Leisure Properties, Inc.	258,837
16,700	Getty Realty Corp.	460,085
400	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,936
33,713	Healthpeak Properties, Inc.	1,047,126
12,300	Highwoods Properties, Inc.	536,280
28,500	Host Hotels & Resorts, Inc.	520,695
39,000	Independence Realty Trust, Inc.	985,530
13,800	Invitation Homes, Inc.	521,640
13,100	Kilroy Realty Corp.	938,222
33,104	Kimco Realty Corp.	778,937
26,400	Kite Realty Group Trust	578,952
4,800	Life Storage, Inc.	607,632
10,750	MGM Growth Properties LLC - Class A	407,102
2,200	Mid-America Apartment Communities, Inc.	450,142
2,600	National Health Investors, Inc.	138,606
16,137	National Retail Properties, Inc.	687,598
9,200	Omega Healthcare Investors, Inc.	259,164

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REIT COMMON STOCKS (Continued)
	FINANCIAL (Continued)
17,500	Pebblebrook Hotel Trust	$393,925
18,500	Phillips Edison & Co., Inc.	597,920
36,700	Physicians Realty Trust	596,742
6,700	Plymouth Industrial REIT, Inc.	174,736
9,600	PotlatchDeltic Corp.	527,040
15,501	Prologis, Inc.	2,260,821
4,400	Public Storage	1,562,088
5,900	Regency Centers Corp.	388,751
16,436	Retail Opportunity Investments Corp.	298,478
29,800	RLJ Lodging Trust	416,902
31,400	Sabra Health Care REIT, Inc.	421,702
14,500	Simon Property Group, Inc.	1,994,620
5,694	SL Green Realty Corp.	452,787
11,525	Spirit Realty Capital, Inc.	534,414
29,284	STAG Industrial, Inc.	1,140,905
26,700	Starwood Property Trust, Inc.	636,528
26,295	Summit Hotel Properties, Inc.	260,057
2,700	Sun Communities, Inc.	488,700
17,600	Sunstone Hotel Investors, Inc.	186,208
21,600	UDR, Inc.	1,185,192
11,300	Ventas, Inc.	610,200
12,500	VICI Properties, Inc.	349,500
17,064	Welltower, Inc.	1,421,260
1,800	Weyerhaeuser Co.	69,984
		40,899,297
	TOTAL REIT COMMON STOCKS
	(Cost $31,021,853)	40,899,297

	TOTAL COMMON STOCKS
	(Cost $43,358,925)	56,345,707

Principal Amount
	CORPORATE BONDS — 0.2%
	UTILITIES — 0.2%
$200,000	CenterPoint Energy, Inc. 6.125% (3-Month USD Libor+327 basis points)[2,3,4]	197,625
	TOTAL CORPORATE BONDS
	(Cost $200,000)	197,625

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2022 (Unaudited)

Number of Shares		Value
	MASTER LIMITED PARTNERSHIPS — 10.5%
	ENERGY — 9.6%
126,752	Energy Transfer LP	$1,285,265
41,384	Enterprise Products Partners LP	1,010,597
23,182	Genesis Energy LP	277,025
14,501	Magellan Midstream Partners LP	703,589
49,772	MPLX LP	1,631,526
111,500	Plains All American Pipeline LP	1,178,555
15,356	Viper Energy Partners LP	451,620
43,500	Western Midstream Partners LP	1,132,740
		7,670,917
	UTILITIES — 0.9%
8,881	NextEra Energy Partners LP	692,807
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $5,745,930)	8,363,724
	PREFERRED STOCKS — 9.2%
	ENERGY — 0.4%
12,400	Energy Transfer LP, 7.625%[2,3,4]	301,320
	FINANCIAL — 7.5%
17,500	Agree Realty Corp., 4.250%[2,3]	353,850
19,898	American Homes 4 Rent, 5.875%[2,3]	499,042
10,177	Armada Hoffler Properties, Inc., 6.750%[2,3]	262,058
10,732	Centerspace, 6.625%[2,3]	272,056
10,500	Chatham Lodging Trust, 6.625%[2,3]	250,635
9,900	Digital Realty Trust, Inc., 5.200%[2,3]	243,540
10,080	EPR Properties, 5.750%[2,3]	233,453
14,900	Pebblebrook Hotel Trust, 5.700%[2,3]	326,608
17,513	Pebblebrook Hotel Trust, 6.375%[2,3]	415,933
15,000	Pebblebrook Hotel Trust, 6.375%[2,3]	374,250
10,785	PS Business Parks, Inc., 4.875%[2,3]	247,947
13,300	Public Storage, 4.000%[2,3]	278,103
18,800	Public Storage, 4.875%[2,3]	454,772
10,500	Rexford Industrial Realty, Inc., 5.625%[2,3]	265,755
13,900	Saul Centers, Inc., 6.000%[2,3]	350,836
12,800	Saul Centers, Inc., 6.125%[2,3]	320,000
10,800	Summit Hotel Properties, Inc., 6.250%[2,3]	265,680
15,400	Sunstone Hotel Investors, Inc., 6.125%[2,3]	378,224
10,300	Vornado Realty Trust, 5.250%[2,3]	239,372
		6,032,114
	UTILITIES — 1.3%
14,600	Brookfield Infrastructure Partners LP, 5.000%[1,2,3]	309,374
9,200	CMS Energy Corp., 5.875%, 10/15/2078[2]	237,544
7,200	Duke Energy Corp., 5.625%, 9/15/2078[2]	186,912

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2022 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	UTILITIES (Continued)
11,100	Sempra Energy, 5.750%, 7/1/2079[2]	$285,492
		1,019,322
	TOTAL PREFERRED STOCKS
	(Cost $7,523,663)	7,352,756

Principal Amount
	U.S. GOVERNMENT SECURITIES — 8.7%
	United States Treasury Inflation Indexed Bonds
$483,148	0.125%, 1/15/2023	501,518
599,015	0.375%, 7/15/2023	633,500
1,262,233	0.125%, 7/15/2024	1,343,590
1,479,080	2.375%, 1/15/2025	1,672,267
470,268	0.375%, 7/15/2025	507,333
645,342	0.625%, 1/15/2026	702,006
847,970	3.875%, 4/15/2029	1,154,638
322,480	2.125%, 2/15/2040	468,110
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $6,464,369)	6,982,962

Number of Shares
	SHORT-TERM INVESTMENTS — 0.2%
175,135	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.03%[5]	175,135
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $175,135)	175,135

	TOTAL INVESTMENTS — 99.8%
	(Cost $63,912,646)	79,880,466
	Other Assets in Excess of Liabilities — 0.2%	145,272
	TOTAL NET ASSETS — 100.0%	$80,025,738

LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trusts

[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	Perpetual security. Maturity date is not applicable.
[4]	Variable rate security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Securian AM Real Asset Income Fund

SUMMARY OF INVESTMENTS

As of February 28, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Closed-End Funds	0.6%
Common Stocks
Other Common Stocks
Utilities	13.5%
Communications	0.4%
Energy	5.4%
REIT Common Stocks
Financial	51.1%
Total Common Stocks	70.4%
Corporate Bonds
Utilities	0.2%
Total Corporate Bonds	0.2%
Master Limited Partnerships
Energy	9.6%
Utilities	0.9%
Total Master Limited Partnerships	10.5%
Preferred Stocks
Financial	7.5%
Utilities	1.3%
Energy	0.4%
Total Preferred Stocks	9.2%
U.S. Government Securities	8.7%
Short-Term Investments	0.2%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 15.5%
	BASIC MATERIALS — 0.8%
$300,000	Sherwin-Williams Co. 3.950%, 1/15/2026[1]	$315,861
250,000	Yara International A.S.A. 4.750%, 6/1/2028[1,2,3]	269,137
		584,998
	COMMUNICATIONS — 1.9%
300,000	AT&T, Inc. 4.500%, 5/15/2035[1]	328,895
327,000	Comcast Corp. 2.937%, 11/1/2056[1,2]	276,003
300,000	Paramount Global 3.500%, 1/15/2025[1]	309,641
298,000	Verizon Communications, Inc. 2.987%, 10/30/2056[1]	253,880
250,000	Vodafone Group PLC 4.125%, 5/30/2025[3]	263,015
		1,431,434
	CONSUMER, CYCLICAL — 0.2%
125,263	British Airways 2013-1 Class A Pass-Through Trust 4.625%, 12/20/2025[2]	128,907

	CONSUMER, NON-CYCLICAL — 1.9%
300,000	Abbott Laboratories 4.750%, 4/15/2043[1]	355,529
161,810	CVS Pass-Through Trust 6.943%, 1/10/2030	187,131
250,000	Global Payments, Inc. 4.800%, 4/1/2026[1]	268,457
500,000	Takeda Pharmaceutical Co., Ltd. 5.000%, 11/26/2028[1,3]	564,822
		1,375,939
	ENERGY — 1.8%
300,000	Florida Gas Transmission Co. LLC 4.350%, 7/15/2025[1,2]	317,216
250,000	ONEOK, Inc. 4.000%, 7/13/2027[1]	260,540
200,000	Phillips 66 4.650%, 11/15/2034[1]	220,483
250,000	Valero Energy Corp. 4.350%, 6/1/2028[1]	268,185

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$250,000	Williams Cos., Inc. 3.750%, 6/15/2027[1]	$261,028
		1,327,452
	FINANCIAL — 6.7%
200,000	Alexandria Real Estate Equities, Inc. 4.300%, 1/15/2026[1]	214,021
250,000	Allied World Assurance Co. Holdings Ltd. 4.350%, 10/29/2025[1,3]	262,041
250,000	American Express Co. 2.500%, 8/1/2022[1]	251,327
132,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	139,507
200,000	Barclays PLC 4.375%, 1/12/2026[3]	211,012
250,000	Capital One Financial Corp. 4.250%, 4/30/2025[1]	263,335
300,000	Essex Portfolio LP 3.500%, 4/1/2025[1]	309,806
200,000	First American Financial Corp. 4.600%, 11/15/2024	211,889
250,000	Hanover Insurance Group, Inc. 4.500%, 4/15/2026[1]	267,882
250,000	Healthcare Trust of America Holdings LP 3.750%, 7/1/2027[1]	263,186
250,000	Horace Mann Educators Corp. 4.500%, 12/1/2025[1]	263,532
250,000	Invesco Finance PLC 3.750%, 1/15/2026[3]	261,915
250,000	Kimco Realty Corp. 3.400%, 11/1/2022[1]	253,033
250,000	Liberty Mutual Group, Inc. 4.250%, 6/15/2023[2]	257,969
250,000	Manulife Financial Corp. 4.150%, 3/4/2026[3]	265,312
500,000	Morgan Stanley Domestic Holdings, Inc. 2.950%, 8/24/2022[1]	503,777
200,000	Old Republic International Corp. 4.875%, 10/1/2024[1]	212,356
250,000	PNC Bank N.A. 2.450%, 7/28/2022[1]	251,218
250,000	Synchrony Bank 3.000%, 6/15/2022[1]	251,077
		4,914,195

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIAL — 1.8%
$250,000	General Dynamics Corp. 3.500%, 5/15/2025[1]	$258,966
250,000	Kansas City Southern/Old 4.300%, 5/15/2043[1]	267,412
250,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.900%, 2/1/2024[1,2]	257,784
250,000	Textron, Inc. 4.000%, 3/15/2026[1]	263,090
250,000	Tyco Electronics Group S.A. 3.700%, 2/15/2026[1,3]	261,385
		1,308,637
	TECHNOLOGY — 0.1%
100,000	Hewlett Packard Enterprise Co. 4.900%, 10/15/2025[1]	107,418

	UTILITIES — 0.3%
200,000	Oglethorpe Power Corp. 4.250%, 4/1/2046[1]	199,250
	TOTAL CORPORATE BONDS
	(Cost $10,743,941)	11,378,230

Number of Shares
	EXCHANGE-TRADED FUNDS — 57.9%
80,666	iShares Core S&P 500 ETF[4]	35,389,787
57,050	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,119,840
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $24,354,245)	42,509,627

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.2%
	CALL OPTIONS — 0.2%
17	S&P 500 Index Exercise Price: $4,480.00, Notional Amount: $7,616,000 Expiration Date: March 31, 2022	105,060
	TOTAL CALL OPTIONS
	(Cost $185,120)	105,060
	PUT OPTIONS — 0.0%
160	CBOE Volatility Index Exercise Price: $26.00, Notional Amount: $416,000 Expiration Date: March 15, 2022	26,400
	TOTAL PUT OPTIONS
	(Cost $63,093)	26,400

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2022 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS (Continued)
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $248,213)	$131,460

Principal Amount
	U.S. GOVERNMENT SECURITIES — 4.2%
$3,100,000	United States Treasury Note 1.000%, 12/15/2024	3,049,988
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $3,097,952)	3,049,988

Number of Shares
	SHORT-TERM INVESTMENTS — 20.9%
15,370,575	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.03%[5]	15,370,575
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,370,575)	15,370,575

	TOTAL INVESTMENTS — 98.7%
	(Cost $53,814,926)	72,439,880
	Other Assets in Excess of Liabilities — 1.3%	951,519
	TOTAL NET ASSETS — 100.0%	$73,391,399

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
(17)	S&P 500 Index Exercise Price: $4,790.00, Notional Amount: $(8,143,000) Expiration Date: March 31, 2022	(5,525)
	TOTAL CALL OPTIONS
	(Proceeds $18,215)	(5,525)
	PUT OPTIONS — (0.0)%
(160)	CBOE Volatility Index Exercise Price: $12.00, Notional Amount: $(192,000) Expiration Date: March 15, 2022	(800)
	TOTAL PUT OPTIONS
	(Proceeds $299)	(800)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $18,514)	$(6,325)

ETF – Exchange-Traded Fund
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2022 (Unaudited)

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,507,016, which represents 2.1% of total net assets of the Fund.
[3]	Foreign security denominated in U.S. Dollars.
[4]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $4,387,200, which represents 5.98% of total net assets of the Fund.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2022 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	February 28, 2022	(Depreciation)

(30)	E-mini S&P 500 Index	March 2022	$(6,709,147)	$(6,552,000)	$157,147

TOTAL FUTURES CONTRACTS			$(6,709,147)	$(6,552,000)	$157,147

See accompanying Notes to Financial Statements.

Securian AM Balanced Stabilization Fund

SUMMARY OF INVESTMENTS

As of February 28, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financial	6.7%
Communications	1.9%
Consumer, Non-cyclical	1.9%
Energy	1.8%
Industrial	1.8%
Basic Materials	0.8%
Utilities	0.3%
Consumer, Cyclical	0.2%
Technology	0.1%
Total Corporate Bonds	15.5%
Exchange-Traded Funds	57.9%
Purchased Options Contracts
Call Options	0.2%
Put Options	0.0%
Total Purchased Options Contracts	0.2%
U.S. Government Securities	4.2%
Short-Term Investments	20.9%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 90.4%
16,365	BlackRock Short Maturity Bond ETF	$813,831
30,572	iShares Core High Dividend ETF	3,152,890
60,576	iShares MSCI EAFE Min Vol Factor ETF	4,356,626
19,586	iShares MSCI Emerging Markets Min Vol Factor ETF	1,221,775
27,246	iShares MSCI Germany ETF	792,314
77,379	iShares MSCI USA Min Vol Factor ETF[1]	5,705,154
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $10,963,162)	16,042,590

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.2%
	CALL OPTIONS — 0.2%
4	S&P 500 Index Exercise Price: $4,480.00, Notional Amount: $1,792,000 Expiration Date: March 31, 2022	24,720
	TOTAL CALL OPTIONS
	(Cost $43,558)	24,720
	PUT OPTIONS — 0.0%
40	CBOE Volatility Index Exercise Price: $26.00, Notional Amount: $104,000 Expiration Date: March 15, 2022	6,600
	TOTAL PUT OPTIONS
	(Cost $15,788)	6,600
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $59,346)	31,320

Number of Shares
	SHORT-TERM INVESTMENTS — 8.2%
1,466,836	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.03%[2]	1,466,836
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,466,836)	1,466,836

	TOTAL INVESTMENTS — 98.8%
	(Cost $12,489,344)	17,540,746
	Other Assets in Excess of Liabilities — 1.2%	204,244
	TOTAL NET ASSETS — 100.0%	$17,744,990

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
(4)	S&P 500 Index Exercise Price: $4,790.00, Notional Amount: $(1,916,000) Expiration Date: March 31, 2022	$(1,300)
	TOTAL CALL OPTIONS
	(Proceeds $4,286)	(1,300)
	PUT OPTIONS — (0.0)%
(40)	CBOE Volatility Index Exercise Price: $12.00, Notional Amount: $(48,000) Expiration Date: March 15, 2022	(200)
	TOTAL PUT OPTIONS
	(Proceeds $75)	(200)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $4,361)	$(1,500)

ETF – Exchange-Traded Fund

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $737,300, which represents 4.15% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2022 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	February 28, 2022	(Depreciation)

(17)	E-mini S&P 500 Index	March 2022	$(3,724,212)	$(3,712,800)	$11,412

TOTAL FUTURES CONTRACTS			$(3,724,212)	$(3,712,800)	$11,412

See accompanying Notes to Financial Statements.

Securian AM Equity Stabilization Fund

SUMMARY OF INVESTMENTS

As of February 28, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds	90.4%
Purchased Options Contracts
Call Options	0.2%
Put Options	0.0%
Total Purchased Options Contracts	0.2%
Short-Term Investments	8.2%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of February 28, 2022 (Unaudited)

	Securian AM Real Asset Income Fund	Securian AM Balanced Stabilization Fund	Securian AM Equity Stabilization Fund
Assets:
Investments, at cost	$63,912,646	$53,566,713	$12,429,998
Purchased options contracts, at cost	-	248,213	59,346
Investments, at value	$79,880,466	$72,308,420	$17,509,426
Purchased options contracts, at value	-	131,460	31,320
Cash held as collateral for written options contracts	-	925,000	105,027
Variation margin on futures contracts	-	18,000	10,200
Receivables:
Investment securities sold	342,553	-	139,000
Fund shares sold	-	26	-
Dividends and interest	126,838	116,277	35
Prepaid expenses	13,603	20,588	8,876
Total assets	80,363,460	73,519,771	17,803,884
Liabilities:
Written options contracts, proceeds	$-	$18,514	$4,361
Written options contracts, at value	-	6,325	1,500
Payables:
Investment securities purchased	180,181	-	-
Fund shares redeemed	-	14,360	-
Advisory fees	44,015	38,249	818
Shareholder servicing fees (Note 7)	12,450	1,489	1,539
Fund services fees	55,853	21,061	19,908
Auditing fees	10,487	9,252	9,322
Shareholder reporting fees	12,464	11,555	8,629
Chief Compliance Officer fees	4,055	5,303	1,578
Trustees' deferred compensation (Note 3)	1,395	1,389	1,322
Trustees' fees and expenses	2,577	2,342	2,692
Accrued other expenses	14,245	17,047	11,586
Total liabilities	337,722	128,372	58,894
Net Assets	$80,025,738	$73,391,399	$17,744,990

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$66,435,308	$55,647,217	$12,856,478
Total distributable earnings	13,590,430	17,744,182	4,888,512
Net Assets	$80,025,738	$73,391,399	$17,744,990

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of February 28, 2022 (Unaudited)

	Securian AM Real Asset Income Fund	Securian AM Balanced Stabilization Fund	Securian AM Equity Stabilization Fund
Maximum Offering Price per Share:
Institutional Class Shares:
Net assets applicable to shares outstanding	$80,025,738	$73,391,399	$17,744,990
Shares of beneficial interest issued and outstanding	6,641,211	5,020,293	1,552,190
Redemption price per share	$12.05	$14.62	$11.43

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2022 (Unaudited)

	Securian AM Real Asset Income Fund	Securian AM Balanced Stabilization Fund	Securian AM Equity Stabilization Fund
Investment income:
Dividends (net of foreign withholding taxes of $3,982, $0 and $0, respectively)	$1,094,830	$327,979	$171,365
Interest	176,183	252,608	252
Total investment income	1,271,013	580,587	171,617
Expenses:
Advisory fees	301,933	262,933	66,108
Shareholder servicing fees - Institutional Class (Note 7)	9,659	3,756	3,444
Fund services fees	55,567	51,207	39,684
Registration fees	8,001	9,312	9,834
Shareholder reporting fees	1,498	3,283	1,776
Auditing fees	8,856	9,346	10,005
Chief Compliance Officer fees	2,314	3,565	2,840
Trustees' fees and expenses	1,840	2,068	1,960
Legal fees	5,128	5,239	4,839
Miscellaneous	1,311	1,785	676
Insurance fees	2,017	1,193	2,285
Interest expense	-	912	158
Total expenses	398,124	354,599	143,609
Advisory fees recovered (waived)	(15,928)	3,150	(53,733)
Net expenses	382,196	357,749	89,876
Net investment income	888,817	222,838	81,741
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,613,124	45,546	473,200
Purchased options contracts	-	(13,850)	(1,017)
Written options contracts	-	91,345	22,804
Futures contracts	-	602,203	31,612
Net realized gain	3,613,124	725,244	526,599
Net change in unrealized appreciation/depreciation on:
Investments	(3,464,772)	(2,595,033)	(1,176,719)
Purchased options contracts	-	(94,834)	(22,310)
Written options contracts	-	3,124	565
Futures contracts	-	(1,098,293)	(173,058)
Net change in unrealized appreciation/depreciation	(3,464,772)	(3,785,036)	(1,371,522)
Net realized and unrealized gain (loss)	148,352	(3,059,792)	(844,923)
Net Increase (Decrease) in Net Assets from Operations	$1,037,169	$(2,836,954)	$(763,182)

See accompanying Notes to Financial Statements.

Securian AM Real Asset Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2022 (Unaudited)	For the Year Ended August 31, 2021[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$888,817	$1,677,865
Net realized gain on investments and foreign currency transactions	3,613,124	3,646,012
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,464,772)	14,018,779
Net increase in net assets resulting from operations	1,037,169	19,342,656

Distributions to Shareholders:
Distributions:
Institutional Class	(726,761)	(2,010,964)
Total distributions to shareholders	(726,761)	(2,010,964)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	194,898	714,645
Reinvestment of distributions:
Institutional Class	424,649	1,138,718
Cost of shares redeemed:
Institutional Class	(2,616,130)	(5,423,635)
Net decrease in net assets from capital transactions	(1,996,583)	(3,570,272)

Total increase (decrease) in net assets	(1,686,175)	13,761,420

Net Assets:
Beginning of period	81,711,913	67,950,493
End of period	$80,025,738	$81,711,913
Capital Share Transactions:
Shares sold:
Institutional Class	15,746	67,087
Shares reinvested:
Institutional Class	35,412	107,775
Shares redeemed:
Institutional Class	(213,190)	(529,213)
Net decrease in capital share transactions	(162,032)	(354,351)

[1]	With the Plan of Reorganization with respect to the Securian AM Real Asset Income Fund, Institutional Class shareholders received Institutional Class shares of the newly formed Securian AM Real Asset Income Fund, effective as of the close of business on December 11, 2020. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Securian AM Balanced Stabilization Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2022 (Unaudited)	For the Year Ended August 31, 2021[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$222,838	$572,456
Net realized gain on investments, purchased options contracts, written options contracts and futures contracts	725,244	1,349,834
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, written options contracts and futures contracts	(3,785,036)	8,054,406
Net increase (decrease) in net assets resulting from operations	(2,836,954)	9,976,696

Distributions to Shareholders:
Distributions:
Institutional Class	(1,655,813)	(3,244,211)
Total distributions to shareholders	(1,655,813)	(3,244,211)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	1,042,953	2,345,313
Reinvestment of distributions:
Institutional Class	1,642,296	3,207,383
Cost of shares redeemed:
Institutional Class	(1,147,989)	(2,377,261)
Net increase in net assets from capital transactions	1,537,260	3,175,435

Total increase (decrease) in net assets	(2,955,507)	9,907,920

Net Assets:
Beginning of period	76,346,906	66,438,986
End of period	$73,391,399	$76,346,906
Capital Share Transactions:
Shares sold:
Institutional Class	68,566	161,508
Shares reinvested:
Institutional Class	106,534	231,008
Shares redeemed:
Institutional Class	(75,449)	(166,317)
Net increase in capital share transactions	99,651	226,199

1	With the Plan of Reorganization with respect to the Securian AM Balanced Stabilization Fund, Instiutional Class shareholders received Instiutional Class shares of the newly formed Securian AM Balanced Stabilization Fund, effective as of the close of business on December 11, 2020. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Securian AM Equity Stabilization Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2022 (Unaudited)	For the Year Ended August 31, 2021[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$81,741	$269,143
Net realized gain on investments, purchased options contracts, written options contracts and futures contracts	526,599	2,715,752
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, written options contracts and futures contracts	(1,371,522)	(346,634)
Net increase (decrease) in net assets resulting from operations	(763,182)	2,638,261

Distributions to Shareholders:
Distributions:
Institutional Class	(1,692,078)	(324,583)
Total distributions to shareholders	(1,692,078)	(324,583)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	341,817	799,473
Reinvestment of distributions:
Institutional Class	1,619,560	282,665
Cost of shares redeemed:
Institutional Class	(1,856,391)	(14,368,222)
Net increase (decrease) in net assets from capital transactions	104,986	(13,286,084)

Total decrease in net assets	(2,350,274)	(10,972,406)

Net Assets:
Beginning of period	20,095,264	31,067,670
End of period	$17,744,990	$20,095,264
Capital Share Transactions:
Shares sold:
Institutional Class	26,635	66,777
Shares reinvested:
Institutional Class	133,959	23,366
Shares redeemed:
Institutional Class	(149,996)	(1,229,397)
Net increase (decrease) in capital share transactions	10,598	(1,139,254)

[1]	With the Plan of Reorganization with respect to the Securian AM Equity Stabilization Fund, Instiutional Class shareholders received Instiutional Class shares of the newly formed Securian AM Equity Stabilization Fund, effective as of the close of business on December 11, 2020. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Securian AM Real Asset Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class1

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2022	For the Year Ended August 31 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.01	$9.49	$11.56	$11.35	$11.21	$11.27
Income from Investment Operations:
Net investment income[2]	0.13	0.24	0.19	0.25	0.23	0.21
Net realized and unrealized gain (loss)	0.02	2.57	(1.79)	0.41	0.27	(0.04)
Total from investment operations	0.15	2.81	(1.60)	0.66	0.50	0.17

Less Distributions:
From net investment income	(0.11)	(0.29)	(0.26)	(0.32)	(0.22)	(0.23)
From net realized gain	-	-	(0.21)	(0.13)	(0.14)	-
Total distributions	(0.11)	(0.29)	(0.47)	(0.45)	(0.36)	(0.23)
Net asset value, end of period	$12.05	$12.01	$9.49	$11.56	$11.35	$11.21

Total return[3]	1.24%[4]	30.05%	(14.25)%	6.32%	4.61%	1.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$80,026	$81,712	$67,950	$83,697	$81,388	$86,513

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.99%[5]	1.15%	1.06%	1.02%	1.06%	1.07%
After fees waived and expenses absorbed	0.95%[5]	0.90%[6]	0.75%	0.75%	0.82%[7]	0.95%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.17%[5]	2.03%	1.57%	1.95%	2.02%	1.83%
After fees waived and expenses absorbed	2.21%[5]	2.28%	1.88%	2.22%	2.26%	1.95%
Portfolio turnover rate	18%[4]	44%	50%	46%	56%	74%

[1]	Financial information from September 1, 2015 through December 11, 2020 is for the Securian Real Asset Income Fund, which was reorganized into the newly formed Securian AM Real Asset Income Fund as of the close of business on December 11, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[2]	Calculated based on average shares outstanding for the period.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 12, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.95%. Prior to December 12, 2020, the annual fund operating expense limitation was 0.75%.
[7]	Effective December 29, 2017, the Advisor had contractually agreed to limit the annual fund operating expenses to 0.75%. Prior to December 29, 2017, the annual fund operating expense limitation was 0.95%.

See accompanying Notes to Financial Statements.

Securian AM Balanced Stabilization Fund

FINANCIAL HIGHLIGHTS

Institutional Class1

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2022	For the Year Ended August 31 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.52	$14.15	$12.70	$12.72	$11.95	$10.81
Income from Investment Operations:
Net investment income[2,3]	0.04	0.12	0.25	0.24	0.23	0.19
Net realized and unrealized gain (loss)	(0.60)	1.94	1.59	0.28	1.36	1.12
Total from investment operations	(0.56)	2.06	1.84	0.52	1.59	1.31

Less Distributions:
From net investment income	(0.03)	(0.15)	(0.35)	(0.17)	(0.20)	(0.17)
From net realized gain	(0.31)	(0.54)	(0.04)	(0.37)	(0.62)	-
Total distributions	(0.34)	(0.69)	(0.39)	(0.54)	(0.82)	(0.17)
Net asset value, end of period	$14.62	$15.52	$14.15	$12.70	$12.72	$11.95

Total return[4]	(3.74)%[5]	15.16%	14.76%	4.54%	13.74%	12.27%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$73,391	$76,347	$66,439	$59,665	$41,724	$35,683

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered[6]	0.94%[7,8]	1.01%[8]	0.90%	1.03%	1.19%	1.36%
After fees waived and expenses absorbed/recovered[6]	0.95%[7,8]	0.85%[8,9]	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered[3]	0.60%[7]	0.66%	1.55%	1.67%	1.20%	0.87%
After fees waived and expenses absorbed/recovered[3]	0.59%[7]	0.82%	1.90%	2.15%	1.84%	1.68%
Portfolio turnover rate	7%[5]	0%	6%	1%	7%	0%

[1]	Financial information from September 28, 2015 through December 11, 2020 is for the Securian AM Balanced Stabilization Fund, which was reorganized into the newly formed Securian AM Balanced Stabilization Fund as of the close of business on December 11, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[2]	Calculated based on average shares outstanding for the period.
[3]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption shares.
[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Securian AM Balanced Stabilization Fund

FINANCIAL HIGHLIGHTS - Continued

Institutional Class1

[8]	If interest expense had been excluded, the expense ratio would have been lowered by 0.00% for the six months ended February 28, 2022. For the prior year ended August 31, 2021, the ratio would have been lowered by 0.01%.
[9]	Effective December 12, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.95%. Prior to December 12, 2020, the annual fund operating expense limitation was 0.55%.

See accompanying Notes to Financial Statements.

Securian AM Equity Stabilization Fund

FINANCIAL HIGHLIGHTS

Institutional Class1

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2022	For the Year Ended August 31 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.04	$11.59	$12.29	$12.33	$11.62	$10.85
Income from Investment Operations:
Net investment income[2,3]	0.05	0.15	0.29	0.24	0.22	0.23
Net realized and unrealized gain (loss)	(0.51)	1.48	(0.62)	0.14	0.67	0.77
Total from investment operations	(0.46)	1.63	(0.33)	0.38	0.89	1.00

Less Distributions:
From net investment income	(0.07)	(0.18)	(0.37)	(0.19)	(0.18)	(0.23)
From net realized gain	(1.08)	-	-	(0.23)	-	-
Total distributions	(1.15)	(0.18)	(0.37)	(0.42)	(0.18)	(0.23)
Net asset value, end of period	$11.43	$13.04	$11.59	$12.29	$12.33	$11.62

Total return[4]	(4.03)%[5]	14.19%	(2.76)%	3.32%	7.69%	9.36%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,745	$20,095	$31,068	$39,826	$37,981	$44,437

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	1.52%[7,8]	1.55%	1.13%	1.14%	1.15%	1.22%
After fees waived and expenses absorbed[6]	0.95%[7,8]	0.81%[9]	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets (including interest expense):
Before fees waived and expenses absorbed[3]	0.30%[7]	0.49%	1.69%	1.45%	1.13%	1.48%
After fees waived and expenses absorbed[3]	0.87%[7]	1.23%	2.27%	2.04%	1.73%	2.15%
Portfolio turnover rate	1%[5]	0%	17%	8%	12%	0%

[1]	Financial information from September 28, 2015 through December 11, 2020 is for the Securian AM Equity Stabilization Fund, which was reorganized into the newly formed Securian AM Equity Stabilization Fund as of the close of business on December 11, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[2]	Calculated based on average shares outstanding for the period.
[3]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption shares.
[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.
[8]	If interest expense had been excluded, the expense ratio would have been lowered by 0.00% for the six months ended February 28, 2022.

See accompanying Notes to Financial Statements.

Securian AM Equity Stabilization Fund

FINANCIAL HIGHLIGHTS - Continued

Institutional Class1

[9]	Effective December 12, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.95%. Prior to December 12, 2020, the annual fund operating expense limitation was 0.55%.

See accompanying Notes to Financial Statements.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited)

Note 1 – Organization

Securian AM Real Asset Income Fund (“Real Asset Income” or “Real Asset Income Fund”), Securian AM Balanced Stabilization Fund (“Balanced Stabilization” or “Balanced Stabilization Fund”), and Securian AM Equity Stabilization Fund (“Equity Stabilization” or “Equity Stabilization Fund”) (collectively referred to as the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is classified as a diversified fund.

The Real Asset Income Fund seeks above average income and long-term growth of capital, with reduced volatility compared to broader equity markets, as a secondary objective. The Real Asset Income Fund commenced investment operations on December 14, 2020 with Institutional Class shares. Prior to that date, the Real Asset Income Fund acquired the assets and assumed the liabilities of the Securian AM Real Asset Income Fund (the “Securian AM Real Asset Income Predecessor Fund”), a series of Managed Portfolio Series Trust, which offered one class of shares, Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board at a Board meeting held on September 16-17, 2020, by the Managed Portfolio Series Trust on August 18, 2020, and by beneficial owners of the Securian AM Real Asset Income Predecessor Fund on December 7, 2020. The tax-free reorganization was accomplished on December 11, 2020. As a result of the reorganization, the Real Asset Income Fund assumed the performance and accounting history of the Securian AM Real Asset Income Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Securian AM Real Asset Income Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Securian AM Real Asset Income Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Institutional Class	7,217,248	$71,998,781

The net unrealized appreciation of investments transferred was $9,170,867 as of the date of the acquisition.

The Balanced Stabilization Fund seeks to maximize risk-adjusted returns within a balanced portfolio while using hedging techniques to target volatility of 10% or less over a full market cycle. The Balanced Stabilization Fund commenced investment operations on December 14, 2020 with Institutional Class shares. Prior to that date, the Balanced Stabilization Fund acquired the assets and assumed the liabilities of the Securian AM Balanced Stabilization Fund (the “Securian AM Balanced Stabilization Predecessor Fund”), a series of Managed Portfolio Series Trust, which offered one class of shares, Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board at a Board meeting held on September 16-17, 2020, by the Managed Portfolio Series Trust on August 18, 2020, and by beneficial owners of the Securian AM Balanced Stabilization Predecessor Fund on December 7, 2020. The tax-free reorganization was accomplished on December 11, 2020. As a result of the reorganization, the Balanced Stabilization Fund assumed the performance and accounting history of the Securian AM Balanced Stabilization Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Securian AM Balanced Stabilization Predecessor Fund.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Securian AM Balanced Stabilization Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Institutional Class	4,878,155	$67,299,239

The net unrealized appreciation of investments transferred was $14,819,753 as of the date of the acquisition.

The Equity Stabilization Fund seeks to maximize risk-adjusted returns while using hedging techniques to target volatility of 10% or less over a full market cycle. The Equity Stabilization Fund commenced investment operations on December 14, 2020 with Institutional Class shares. Prior to that date, the Equity Stabilization Fund acquired the assets and assumed the liabilities of the Securian AM Equity Stabilization Fund (the “Securian AM Equity Stabilization Predecessor Fund”), a series of Managed Portfolio Series Trust, which offered one class of shares, Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board at a Board meeting held on September 16-17, 2020, by the Managed Portfolio Series Trust on August 18, 2020, and by beneficial owners of the Securian AM Equity Stabilization Predecessor Fund on December 7, 2020. The tax-free reorganization was accomplished on December 11, 2020. As a result of the reorganization, the Equity Stabilization Fund assumed the performance and accounting history of the Securian AM Equity Stabilization Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Securian AM Equity Stabilization Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Securian AM Equity Stabilization Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Institutional Class	1,938,674	$22,773,987

The net unrealized appreciation of investments transferred was $6,019,750 as of the date of the acquisition.

Each Fund currently offers two classes of shares: Class A Shares and Institutional Class Shares. Class A Shares are not currently available for purchase. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds has realized a gain or a loss on investment transactions. The Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

(d) Exchange Traded Funds

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Master Limited Partnerships

A master limited partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters effecting the partnership.

The value of the Fund’s investments in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income with, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s shareholders may be taxable.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

(f) Closed-End Funds

The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

(g) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

(h) Short Sales

The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(i) Unaffiliated Investment Companies

The Balanced Stabilization Fund invests a significant amount (48.2% of its net assets as of February 28, 2022) in the iShares Core S&P 500 ETF (“IVV”). The primary investment objective of IVV is to track the investment results of an index composed of large-capitalization U.S. equities. IVV’s fiscal year end is March 31. Per the semi-annual report ended September 30, 2021, the net assets of the iShares Core S&P 500 ETF were $286.7 billion. IVV had a total return of 9.16%, expenses ratio of 0.03%, and net investment income ratio of 1.36%. A copy of the iShares Core S&P 500 ETF’s semi-annual report can be found at www.ishares.com.

The Equity Stabilization Fund invests a significant amount (32.2% of its net assets as of February 28, 2022) in the iShares MSCI USA Min Vol Factor ETF (“USMV”). The primary investment objective of USMV is to track the investment results of an index composed of large-capitalization U.S. equities. USMV’s fiscal year end is July 31. Per the annual report ended July 31, 2021, the net assets of the iShares MSCI USA Min Vol Factor ETF were $28.5 billion. USMV had a total return of 22.23%, expenses ratio of 0.15%, and net investment income ratio of 1.59%. A copy of the iShares MSCI USA Min Vol Factor ETF’s annual report can be found at www.ishares.com.

(j) Return of Capital Estimates

Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended February 28, 2022, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

(k) Distributions to Shareholders

The Funds will make dividend distributions of net investment income, if any, quarterly and net capital gains distributions, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(m) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of February 28, 2022, and during the prior three open tax years the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Real Asset Income Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets, and the Balanced Stabilization and Equity Stabilization Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.70% of the Funds’ average daily net assets. The Advisor engages Securian Asset Management, Inc. (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees. Prior to the close of business on December 11, 2020, investment advisory services were provided to the Funds by Securian Asset Management, Inc. (the “Previous Advisor”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Funds. The investment advisory fees, which were computed and accrued daily and paid monthly, at an annual rate of 0.75%, 0.55%, and 0.55%, respectively, of the Real Asset Income Fund, Balanced Stabilization Fund, and Equity Stabilization Fund’s average daily net assets.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the Funds’ average daily net assets for Class A and Institutional Class shares, respectively. This agreement is in effect until December 31, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. Prior to the close of business on December 11, 2020, the Previous Advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses did not exceed 0.75%, 0.55%, and 0.55%, respectively, of the Real Asset Income Fund, Balanced Stabilization Fund, and Equity Stabilization Fund’s average daily net assets.

For the six months ended February 28, 2022, the Advisor waived a portion of its advisory fees totaling $15,928 and $53,733 for the Real Asset Income Fund and Equity Stabilization Fund, respectively, and recovered $3,150 of previously waived advisory fees and/or other expenses absorbed for the Balanced Stabilization Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of these amounts no later than August 31, of the years stated below:

	Real Asset Income	Balanced Stabilization	Equity Stabilization
2024	$120,044	$47,294	$103,721
2025	15,928	-	53,733
Total	$135,972	$47,294	$157,454

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. Fees paid to UMBFS and MFAC are combined under Fund services fees on the Statements of Operations.

The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended February 28, 2022 are reported on the Statements of Operations as Fund services fees.

Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended February 28, 2022, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended February 28, 2022 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At February 28, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Real Asset Income Fund	Balanced Stabilization Fund	Equity Stabilization Fund
Cost of investments	$64,613,937	$53,796,412	$12,766,204

Gross unrealized appreciation	$16,884,562	$18,948,964	$4,811,379
Gross unrealized depreciation	(1,618,033)	(311,821)	(38,337)
Net unrealized appreciation on investments	$15,266,529	$18,637,143	$4,773,042

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

As of August 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Real Asset Income Fund	Balanced Stabilization Fund	Equity Stabilization Fund
Undistributed ordinary income	$135,767	$532,274	$-
Undistributed long-term gains	-	986,277	1,369,171
Tax accumulated earnings	135,767	1,518,551	1,369,171

Accumulated capital and other losses	(3,690,471)	-	-
Unrealized appreciation on investments	16,835,071	20,718,742	5,974,926
Unrealized deferred compensation	(345)	(344)	(325)
Total distributable earnings	$13,280,022	$22,236,949	$7,343,772

The tax character of distribution paid during the fiscal years ended August 31, 2021 and August 31, 2020 were as follows:

	Real Asset Income Fund		Balanced Stabilization Fund		Equity Stabilization Fund
Distribution paid from:	2021	2020	2021	2020	2021	2020
Ordinary income	$2,010,964	$2,266,932	$1,778,207	$1,703,596	$293,410	$1,125,018
Net long-term capital gains	-	1,083,780	1,466,004	103,580	31,173	-
Total distributions paid	$2,010,964	$3,350,712	$3,244,211	$1,807,176	$324,583	$1,125,018

At August 31, 2021, the Funds had accumulated capital loss carry forwards as follows:

Not Subject to Expiration
	ST	LT	Total
Real Asset Income Fund	$2,335,272	$1,355,199	$3,690,471
Balanced Stabilization Fund	-	-	-
Equity Stabilization Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the fiscal year ended August 31, 2021, the Equity Stabilization Fund utilized $857,854 and $394,498 of short-term and long-term non-expiring capital loss carryforwards, respectively.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

Note 5 – Investment Transactions

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Real Asset Fund	$14,626,824	$16,001,739
Balanced Stabilization Fund	4,631,726	3,821,232
Equity Stabilization Fund	242,239	1,447,431

Note 6 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of their Class A shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. Class A Shares are not currently available for purchase. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended February 28, 2022, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2022, in valuing the Funds’ assets carried at fair value:

Real Asset Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Closed-End Funds	$462,557	$-	$-	$462,557
Common Stocks*
Other Common Stocks	15,446,410	-	-	15,446,410
REIT Common Stocks*	40,899,297	-	-	40,899,297
Corporate Bonds*	-	197,625	-	197,625
Master Limited Partnerships*	8,363,724	-	-	8,363,724
Preferred Stocks*	7,352,756	-	-	7,352,756
U.S. Government Securities	-	6,982,962	-	6,982,962
Short-Term Investments	175,135	-	-	175,135
Total Investments	$72,699,879	$7,180,587	$-	$79,880,466

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

Balanced Stabilization Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds*	$-	$11,378,230	$-	$11,378,230
Exchange-Traded Funds	42,509,627	-	-	42,509,627
U.S. Government Securities	-	3,049,988	-	3,049,988
Short-Term Investments	15,370,575	-	-	15,370,575
Total Investments	57,880,202	14,428,218	-	72,308,420
Purchased Options Contracts	131,460	-	-	131,460
Total Investments and Options	$58,011,662	$14,428,218	$-	$72,439,880

Other Financial Instruments***
Futures Contracts	$157,147	$-	$-	$157,147
Total Assets	$58,168,809	$14,428,218	$-	$72,597,027

Liabilities
Written Options Contracts	$-	$6,325	$-	$6,325
Total Liabilities	$-	$6,325	$-	$6,325
Equity Stabilization Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Exchange-Traded Funds	$16,042,590	$-	$-	$16,042,590
Short-Term Investments	1,466,836	-	-	1,466,836
Total Investments	17,509,426	-	-	17,509,426
Purchased Options Contracts	31,320	-	-	31,320
Total Investments and Options	$17,540,746	$-	$-	$17,540,746

Other Financial Instruments***
Futures Contracts	$11,412	$-	$-	$11,412
Total Assets	$17,552,158	$-	$-	$17,552,158

Liabilities
Written Options Contracts	$-	$1,500	$-	$1,500
Total Liabilities	$-	$1,500	$-	$1,500
*

For a detailed break-out of common stocks, corporate bonds, master limited partnerships, preferred stocks and REIT common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Funds did not hold any Level 3 securities at period end.
***	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures

FASB Accounting Standard Codification, “Derivative and Hedging”, Topic 815 (ASC 815) requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows. The Funds invested in purchased option contracts, written option contracts, and futures contracts during the six months ended February 28, 2022.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of February 28, 2022, by risk category are as follows:

	Statements of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives	Liability Derivatives
			Value	Value
Balanced Stabilization Fund	Purchased options contracts, at value	Equity contracts	$131,460	$-
	Written options contacts, at value	Equity contracts	-	6,325
	Unrealized appreciation/ depreciation on open futures contracts *	Equity contracts	157,147	-
Equity Stabilization Fund	Purchased options contracts, at value	Equity contracts	31,320	-
	Written options contacts, at value	Equity contracts	-	1,500
	Unrealized appreciation/ depreciation on open futures contracts *	Equity contracts	11,412	-
*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Variation margin is presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statements of Operations for the six months ended February 28, 2022, are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Total
Balanced Stabilization Fund
Purchased options contracts	$(13,850)	$(13,850)
Written options contacts	91,345	91,345
Futures contracts	602,203	602,203
Equity Stabilization Fund
Purchased options contracts	(1,017)	(1,017)
Written options contacts	22,804	22,804
Futures contracts	31,612	31,612

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Total
Balanced Stabilization Fund
Purchased options contracts	$(94,834)	$(94,834)
Written options contacts	3,124	3,124
Futures contracts	(1,098,293)	(1,098,293)
Equity Stabilization Fund
Purchased options contracts	(22,310)	(22,310)
Written options contacts	565	565
Futures contracts	(173,058)	(173,058)

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments, as of February 28, 2022, are as follows:

	Purchased Options Contracts	Written Options Contracts	Long Futures Contracts	Short Futures Contracts
	Notional Amount	Notional Amount	Notional Amount	Notional Amount
Balanced Stabilization Fund	$4,006,933	$(4,254,333)	$9,971,848	$(2,236,382)
Equity Stabilization Fund	967,400	(1,028,667)	1,956,547	(3,724,212)

Note 11 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 12 - Recently Issued Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

Securian AM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2022 (Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

Effective July 31, 2022, Securian Asset Management, Inc. will no longer serve as sub-advisor to the Securian AM Real Asset Income Fund (the “Fund”). The Advisor is currently evaluating options for the Fund, including finding a replacement sub-advisor or engaging in a strategic transaction for the Fund.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

Securian AM Funds

EXPENSE EXAMPLES

For the Six Months Ended February 28, 2022 (Unaudited)

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Real Asset Income Fund	9/1/21	2/28/22	9/1/21 – 2/28/22
Actual Performance	$1,000.00	$1,012.40	$4.74
Hypothetical (5% annual return before expenses)	1,000.00	1,020.09	4.76

*

Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Securian AM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended February 28, 2022 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Balanced Stabilization Fund	9/1/21	2/28/22	9/1/21 – 2/28/22
Actual Performance	$1,000.00	$962.60	$4.64
Hypothetical (5% annual return before expenses)	1,000.00	1,020.07	4.77

*

Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Equity Stabilization Fund	9/1/21	2/28/22	9/1/21 – 2/28/22
Actual Performance	$1,000.00	$959.70	$4.63
Hypothetical (5% annual return before expenses)	1,000.00	1,020.07	4.77

*

Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

Securian AM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.

88 Pine Street, 31st Floor, Suite 3101

New York, New York 10005

Sub-Advisor

Securian Asset Management, Inc.

400 Robert Street North

St Paul, Minnesota 55101

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Securian AM Real Asset Income Fund - Institutional Class	VSDIX	46143U799
Securian AM Balanced Stabilization Fund - Institutional Class	VVMIX	46143U773
Securian AM Equity Stabilization Fund - Institutional Class	VMEIX	46143U757

Privacy Principles of the Securian Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Securian AM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (800) 207-7108 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding Mailings

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 207-7108.

Securian AM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (800) 207-7108

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	5/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	5/6/22

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	5/6/22